ATA INC. ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Condensed financial information
Operating expenses	¥ (60,087,962)	$ (9,988,002)	¥ (68,672,509)	¥ (74,104,081)	¥ (61,228,551)
Foreign currency exchange gains (losses), net	(221,605)	139,654	960,188		(77,939)
Loss from continuing operations before income taxes	(74,912,949)	(9,897,967)	(68,053,474)	(88,099,360)	(58,222,793)
Income tax expense	2,109,096			¥ 591,290	(1,517,806)
Net income (loss) attributable to ATA Inc.	29,633,544	124,343,817	854,925,914		(9,716,002)
Comprehensive income (loss) attributable to ATA Inc.	27,852,360	122,680,315	843,488,505		(9,611,644)
ATA INC.
Condensed financial information
Operating expenses	(14,273,099)	(721,967)	(4,963,891)		(3,818,608)
Investment income (loss)	40,802,611	124,032,038	852,782,280		(6,587,058)
Interest expense	(52,074)	(65)	(446)		(75,918)
Interest income	15,394	190,032	1,306,567		568,503
Foreign currency exchange gains (losses), net	(607,927)	(41,326)	(284,138)		197,079
Loss from continuing operations before income taxes	25,884,905	123,458,712	848,840,372		(9,716,002)
Net income (loss) attributable to ATA Inc.	25,884,905	123,458,712	848,840,372		(9,716,002)
Other comprehensive income (loss)	(1,781,184)	(1,663,502)	(11,437,409)		104,358
Comprehensive income (loss) attributable to ATA Inc.	¥ 24,103,721	$ 121,795,210	¥ 837,402,963		¥ (9,611,644)